Expense Example	May 01, 2026 USD ($)
Royce International Premier Fund | Royce International Premier Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,662
Royce International Premier Fund | Royce International Premier Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	2,017
Royce International Premier Fund | Royce International Premier Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,628
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,521
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,861
Royce Premier Fund | Royce Premier Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Royce Premier Fund | Royce Premier Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,931
Royce Premier Fund | Royce Premier Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Royce Small-Cap Fund | Royce Small-Cap Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Royce Small-Cap Fund | Royce Small-Cap Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Royce Small-Cap Fund | Royce Small-Cap Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,891
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,510
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,931
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,891
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,375
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,645
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,911
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,522
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,861
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,750
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,560
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,939
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund | Royce Micro-Cap Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	752
Expense Example, with Redemption, 5 Years	1,303
Expense Example, with Redemption, 10 Years	2,807
Royce Premier Fund - Consultant Class | Royce Premier Fund | Royce Premier Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	2,780
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund | Royce Small-Cap Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,258
Expense Example, with Redemption, 10 Years	2,706
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,212
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,770
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Consultant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	2,603
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,264
Royce Premier Fund - A Class | Royce Premier Fund | Royce Premier Fund - A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255	[1]
Expense Example, with Redemption, 3 Years	1,001	[2]
Expense Example, with Redemption, 5 Years	1,357	[2]
Expense Example, with Redemption, 10 Years	2,357	[2]
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237	[3]
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255	[4]
Expense Example, with Redemption, 3 Years	1,001	[5]
Expense Example, with Redemption, 5 Years	1,357	[5]
Expense Example, with Redemption, 10 Years	$ 2,357	[5]

[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[3]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[4]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[5]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.